UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2008
                                                 -------------------------------

Check here if Amendment [_]; Amendment Number: ______
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sirius Advisors LLC
Address:     2250 E Imperial Hwy., Suite 241
             El Segundo, CA 90245


Form 13F File Number: 28-
                         -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Garrett M. Wilson
      ------------------------------------------------------
Title:                      President
        ----------------------------------------------------
Phone:                   (310) 492-5114
       -----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Garrett M. Wilson               El Segundo, CA            8/13/2008
-------------------------------- ------------------------ -------------------
      [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                   ----------------------

Form 13F Information Table Entry Total:              12
                                        -----------------

Form 13F Information Table Value Total:          $3,380
                                        -----------------
                                            (thousands)

List of Other Included Managers:

NONE

                                TITLE OF             VALUE       SHARES OR   SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP   (X$1000)      PRN AMT    PRN  CALL DSCRETN MANAGERS    SOLE     SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL   CL B        084670207         481         120   SH         SOLE          0       120        0        0
COMCAST CORP NEW             CL A SPL    20030N200         515      27,450   SH         SOLE          0    27,450        0        0
CROWN CRAFTS INC             COM         228309100         145      40,000   SH         SOLE          0    40,000        0        0
FORGENT NETWORKS INC         COM         34629U103         110     274,654   SH         SOLE          0   274,654        0        0
ISORAY INC                   COM         46489V104          74     123,573   SH         SOLE          0   123,573        0        0
LIMITED BRANDS INC           COM         532716107         196      11,650   SH         SOLE          0    11,650        0        0
MERCK & CO INC               COM         589331107         520      13,807   SH         SOLE          0    13,807        0        0
OFFICE DEPOT INC             COM         676220106         116      10,600   SH         SOLE          0    10,600        0        0
PINNACLE AIRL CORP           COM         723443107         251      79,300   SH         SOLE          0    79,300        0        0
SCHERING PLOUGH CORP         COM         806605101         738      37,502   SH         SOLE          0    37,502        0        0
TENET HEALTHCARE CORP        COM         88033G100          74      13,300   SH         SOLE          0    13,300        0        0
WINN-DIXIE STORES INC        COM NEW     974280307         160      10,000   SH         SOLE          0    10,000        0        0
                                                    -----------
                                                         3,380